Investor Class

Alpine Municipal Money Market Fund
Alpine Tax Optimized Income Fund
Series of Alpine Income Trust

January 30, 2006

Supplement dated January 30, 2006
to
Prospectus
dated March 1, 2005

Please note that effective immediately, the following selected sentence is deleted in its entirety in the “Principal Investment Strategies—Alpine Tax Optimized Income Fund” section on page 2 of the prospectus:

The obligations in which the Fund invests must, at the time of purchase, be rated as investment grade by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”), or the equivalent by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, be determined by the Adviser to be of comparable quality. ~~The Fund invests at least 50% of its net assets in obligations rated A or better.~~ When the Adviser determines that an obligation is in a specific category, the Adviser may use the highest rating assigned to the obligation by any NRSRO. If an obligation’s credit rating is downgraded after the Fund’s investment, the Adviser monitors the situation to decide if the Fund needs to take any action such as selling the obligation.

Please retain this Supplement with your Prospectus for future reference.

Adviser Class

Alpine Municipal Money Market Fund
Alpine Tax Optimized Income Fund
Series of Alpine Income Trust

January 30, 2006

Supplement dated January 30, 2006
to
Prospectus
dated March 1, 2005

Please note that effective immediately, the following selected sentence is deleted in its entirety in the “Principal Investment Strategies—Alpine Tax Optimized Income Fund” section on page 2 of the prospectus:

The obligations in which the Fund invests must, at the time of purchase, be rated as investment grade by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”), or the equivalent by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, be determined by the Adviser to be of comparable quality. ~~The Fund invests at least 50% of its net assets in obligations rated A or better.~~ When the Adviser determines that an obligation is in a specific category, the Adviser may use the highest rating assigned to the obligation by any NRSRO. If an obligation’s credit rating is downgraded after the Fund’s investment, the Adviser monitors the situation to decide if the Fund needs to take any action such as selling the obligation.

Please retain this Supplement with your Prospectus for future reference.